Right of use assets and lease liabilities - Summary of carrying amounts of the Company's right of use assets and lease and the movements during the years (Parenthetical) (Detail) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 77,780	[1]	$ 44,800	[2]
Drilling Services [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	66,189		35,538
Borrowing costs capitalised	$ 9,878		$ 3,981

[1]	Including the depreciation of drilling services capitalized as “Works in progress” for 66,189.
[2]	Including the depreciation of drilling services capitalized as “Works in progress” for 35,538.